SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

Short-term borrowings were RMB 95,081 and RMB 229,250 as of December 31, 2019 and 2020, respectively, which consisted of borrowings from financial institutions. All of these borrowings were repayable within one year. As of December 31, 2020, the Group had an undrawn balance of RMB 700,150 under the credit facilities agreement. All of these borrowings were unsecured and accrue interest at an average annual interest rate of 5.32%

In December 2018, certain subsidiaries of the Group entered into a revolving credit facility with China Zheshang Bank (CZB) that allows the Group to borrow up to RMB 500,000 for working capital purpose which will expire in two years. In December 2020, the Group renewed the credit agreement that allowed the Group to borrow up to RMB 500,000 for working capital purpose which will expire in two years. Any draw down on the credit facility will mature within 6 months. Cash deposits or notes receivable are required to be pledged for any draw down. During the year ended December 31, 2019 and 2020, RMB112,334 and nil were drawn down and RMB 47,253 and RMB 65,081 were repaid with the balance of RMB65,081 and nil outstanding as of December 31, 2019 and 2020, respectively. As of December 31, 2019 and 2020, RMB116,441 and nil restricted cash deposits and RMB14,264 and nil notes receivable were pledged to the bank. The interest rate for the borrowings in 2019 and 2020 was approximately 4.35 % per annum.

In September 2019, 1 Pharmacy Technology entered into a credit agreement with China Merchant Bank (CMB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. In September 2020, Yao Fang renewed the credit agreement that allowed Yao Fang to borrow up to RMB 300,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at six-month loan prime rate published by People's Bank of China. The borrowings were guaranteed by Yihao Pharmacy. During the year ended December 31, 2019 and 2020, RMB 38,585 and RMB 229,666 were drawn on this credit facility and RMB8,585 and RMB159,666 were repaid, with the balance of RMB 30,000 and RMB 100,000 outstanding as of December 31, 2019 and 2020, respectively. The interest rate range for the borrowings in 2019 and 2020 were from 4.15% to 4.35 % per annum.

In June 2020, 1 Pharmacy Technology entered into a credit agreement with Industrial Bank (IB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People's Bank of China minus 0.35%. The borrowings were guaranteed by Yihao Pharmacy. During the year ended December 31, 2020, RMB 9,850 was drawn on this credit facility and nil were repaid, with the balance of RMB 9,850 outstanding as of December 31, 2020.

In May 2020, the Group obtained new loan of RMB 40,000 from Shanghai Pudong Technology Financial Service Co., Ltd. with annual interest rate of 8.5%. The borrowing was guaranteed by Guangdong Yihao Pharmacy Co., Ltd.. No repayment was incurred during year 2020 and its balance remained RMB 40,000 as of December 31, 2020. The Group also borrowed RMB 10,000 from China Construction Bank (CCB). The loan agreement includes covenants that Debt to Asset Ratio of 1 Pharmacy Technology should be no more than 70%, and the Liquidity Ratio should be no less than 1.0. No repayment incurred during year 2020. The Group was in compliance with the covenants as of December 31, 2020. The interest rate for the borrowings in 2020 was approximately 8.50 % per annum.

In 2020, the Group also obtained loans from several other financial institutions. During the year ended December 31, 2020, RMB 109,250 were borrowed and RMB 39,850 were repaid, with the balance of RMB 69,400 outstanding as of December 31, 2020. The interest rate range for the borrowings in 2020 was from 3.50 % to 4.6% per annum.